Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2013
CONVERTIBLE PREFERRED SHARES [Abstract]
Convertible Preferred Shares by Class

Series	Issuance Date	Shares Issued and Outstanding	Issue Price per Share	Conversion Price per Share	Proceeds from Issuance, Net of Issuance Costs
			US$	US$	US$
A	June 5, 2007/June 22, 2007	33,250,000	0.1000	0.1000	3,242
B	December 15, 2007	34,926,471	0.3580	0.3850	12,400
C	April 26, 2010	29,687,500	0.5726	0.5726	16,979
C-1	November 12/December 7, 2010	16,773,301	0.8418	0.8418	14,115

		114,637,272